Cover Page	12 Months Ended
Dec. 31, 2019
Entity Listings [Line Items]
Document Type	S-1/A
Entity Registrant Name	Virgin Galactic Holdings, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001706946